Property And Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Property and equipment, gross	$ 109,969	$ 54,148
Less accumulated depreciation	(5,291)	(5,604)
Property and equipment	104,678	$ 48,544	$ 79,594
Building and Improvements [Member]
Property and equipment, gross
Plant Equipment [Member]
Property and equipment, gross	$ 3,387	$ 3,724
Computer Equipment [Member]
Property and equipment, gross
Office Equipment [Member]
Property and equipment, gross
Motor Vehicle [Member]
Property and equipment, gross	$ 106,582	$ 50,424